1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 97.9%
Education ― 12%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,128,826
Maryland Stadium Authority, Built to Learn Revenue	4.000%	6/1/2039	500,000	506,649
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	250,643
Morgan State University Project	5.625%	7/1/2043	565,000	600,719
Salisbury University Project	5.000%	6/1/2027	455,000	455,288
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	503,967
Washington College, Town of Chestertown MD	5.000%	3/1/2028	500,000	528,339
Maryland State Health & Higher EFA Revenue Bonds:
Johns Hopkins University(a)	3.870%	7/1/2036	2,300,000	2,300,000
Maryland Institute College of Art	4.000%	6/1/2042	250,000	237,153
Stevenson University	4.000%	6/1/2034	500,000	506,085
Total Education				8,017,669

Health Care ― 29.3%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	515,389
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	463,191
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	879,524
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,519,253
Maryland State EDC, Howard Hughes Medical Institute(a)	3.950%	2/15/2043	800,000	800,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/2033	2,500,000	2,659,228
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,336,794
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,061,062
Doctors Hospital Inc. Obligated Group	5.000%	7/1/2038	1,000,000	1,023,441
Greater Baltimore Medical Center Inc.(a)	4.300%	7/1/2025	400,000	400,000
Greater Baltimore Medical Center Inc.	4.000%	7/1/2038	1,000,000	1,005,079
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,338,453
James Lawrence Kernan Hospital(a)	3.800%	7/1/2041	500,000	500,000
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,066,704
UPMC Obligated Group	4.000%	4/15/2045	1,000,000	955,212
Total Health Care				19,523,330

Housing ― 11.3%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	991,353
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	995,299
Kirkwood House Preservation LP (a)	3.850%	12/1/2038	1,620,000	1,620,000
Montgomery County Housing Opportunities Commission(a)	3.970%	1/1/2041	1,000,000	1,000,000
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	819,182
Montgomery County Housing Opportunities Commission(a)	3.950%	1/1/2049	2,120,000	2,120,000
Total Housing				7,545,834

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

		Maturity	Face
	Rate	Date	Amount	Value
Industrial Revenue ― 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	$430,000	$430,271
Total Industrial Revenue				430,271

Leasing ― 1.5%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,001,026
Total Leasing				1,001,026

Local General Obligation ― 21.6%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,150,750
County of Baltimore, Maryland	4.000%	3/1/2036	1,000,000	1,045,848
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,100,533
County of Baltimore, Maryland	4.000%	3/1/2040	1,000,000	1,029,720
County of Howard, Maryland	4.000%	8/15/2045	2,000,000	2,004,100
County of Montgomery, Maryland(a)	3.800%	11/1/2037	2,400,000	2,400,000
County of Prince George's, Maryland	5.000%	7/15/2040	1,750,000	1,906,586
County of St Mary's, Maryland	5.000%	5/1/2023	500,000	500,904
County of Wicomico, Maryland	4.000%	11/1/2031	500,000	520,473
Maryland Stadium Authority, Ocean City Convention Facitlity Expansion	4.000%	12/15/2039	525,000	531,258
State of Maryland	5.000%	6/1/2026	610,000	628,499
State of Maryland	4.000%	8/1/2029	500,000	502,142
State of Maryland	5.000%	3/15/2031	1,000,000	1,101,143
Total Local General Obligation				14,421,956

Pre-Refunded/Escrowed to Maturity(b) ― 3.5%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	2,320,000	2,347,854
Total Pre-Refunded/Escrowed to Maturity				2,347,854

Transportation ― 10.9%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,795,000	1,593,052
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,225,371
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	1,995,539
Maryland State Transportation Authority Transportation Facilities Project Revenue	5.000%	7/1/2040	400,000	444,646
Total Transportation				7,258,608

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

		Maturity	Face
	Rate	Date	Amount	Value
Water & Sewer ― 7.1%
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2041	$575,000	$582,773
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2042	525,000	529,675
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2043	560,000	561,089
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds(a)	3.980%	6/1/2023	1,470,000	1,470,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/15/2023	500,000	502,536
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,059,998
Total Water & Sewer				4,706,071
Total Municipal Bonds (Cost ― $66,326,698)				65,252,619

Investments in Securities at Value ― 97.9% (Cost ― $66,326,698)				65,252,619
Other Assets in Excess of Liabilities ― 2.1%				1,375,909
Total Net Assets ― 100.0%				$66,628,528

(a) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

	Abbreviations used in this schedule:
	AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
	COPS — Community Oriented Policing Services
	EDC — Economic Development Corporation
	EDR — Economic Development Revenue
	EFA — Educational Facilities Authority
	GO — General Obligation
	LP — Limited Partnership

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	34.5%
	AA/Aa	32.9%
	A	16.5%
	BBB/Baa	14.4%
	BB/Bb	1.1%
	NR/Not rated	0.6%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a
	Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not
	measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or
	lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as
	being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 MARYLAND TAX-FREE INCOME FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$65,252,619	$-	$65,252,619
Total long-term investments	-	65,252,619	-	65,252,619
Total investments	$-	$65,252,619	$-	$65,252,619

* See Schedule of Investments for additional detailed categorizations.